Financial assets, liabilities and financial result (excluding Orange Bank) - Profit and losses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake	€ (372)	€ (533)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake	(372)	(533)
Other gains and (losses), foreign exchange gains and (losses) on receivables, supplier payables and associated derivative hedges	€ (13)	€ (35)	€ (19)